Note 2 - Acquisitions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Business Combination Disclosure [Text Block]
NOTE
2
Acquisitions
The Company records purchased assets and liabilities at their fair market value at the time of purchase in accordance with the requirements of ASU
805
-
Business Combinations
. On
April
8,
2016,
the Bank completed the acquisition of loans and assumption of liabilities of the Deerwood Bank branch in Albert Lea, Minnesota. The transaction increased the Bank’s assets by
$19.0
million, including increases in loans, cash, goodwill, and core deposit intangible of
$11.9
million,
$6.1
million,
$0.8
million, and
$0.2
million, respectively. The Bank also assumed deposit liabilities of
$19.0
million. The acquired loans and deposits are being serviced from Home Federal’s existing branch location at
143
West Clark Street, Albert Lea, Minnesota.

On
August
14,
2015,
the Bank completed the acquisition of certain assets and assumption of certain liabilities of Kasson State Bank. The transaction increased the Bank
’s total assets by
$52.8
million including increases in loans of
$24.1
million, investments of
$17.5
million, cash of
$10.0
million, core deposit intangible of
$0.4
million and other assets of
$0.8
million. The Bank also assumed liabilities of
$49.3
million, including
$47.3
million of deposits and
$2.0
million in other liabilities. Consideration paid was
$3.2
million and a gain on the transaction of
$0.3
million was recorded. The Bank continues to operate both of the former Kasson State Bank locations in Kasson, Minnesota acquired in the transaction as branches of Home Federal Savings Bank.

Determining the estimated fair value of the acquired assets and assumed liabilities required the Bank to estimate cash flows expected to result from those assets and liabilities and to discount those cash flows at appropriate rates of interest. The most significant of those determinations related to the fair valuation of the loans acquired, which management considers to be a critical accounting estimate that involves significant estimates and assumptions. The fair value of the loans purchased was based on the present value of the expected cash flows. Periodic principal and interest cash flows were adjusted for expected losses and prepayments, then discounted to determine the present value and summed to arrive at the estimated fair value. For such loans, the excess of cash flows expected at acquisition over the estimated fair value is recognized as interest income over the remaining lives of the loans. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition reflects the impact of estimated credit losses and other factors, such as prepayments. In accordance with GAAP, there was no carry-over of previously established allowance
s for loan losses established on the seller’s records. As a result, standard industry coverage ratios with regard to the allowance for credit losses are less meaningful after the acquisitions. The purchased loans were divided into loans with evidence of credit quality deterioration, which are accounted for under ASC topic
310
-
30
(purchased credit impaired (PCI)) and loans that do not meet this criteria, which are accounted for under ASC topic
310
-
20
(performing). PCI loans have experienced a deterioration of credit quality from origination to acquisition for which it is probable that the Bank will not be able to collect all contractually required principal and interest payments on the loan. Subsequent decreases in the expected cash flows require the Bank to evaluate the need for additions to the allowance for credit losses. Subsequent improvements in expected cash flows generally result in a reduction of previously established allowance for credit losses or the recognition of additional interest income over the remaining lives of the loans.